Financial Instruments From Acquisition of Interests (Details) - BRL (R$) R$ in Thousands	Sep. 21, 2020	Dec. 31, 2019	Apr. 30, 2015
Fair value measurements using significant unobservable inputs
Derivative financial assets		R$ 35,946
Derivative financial assets, Current		3,794
Derivative financial assets, Non-current		32,152
Derivative financial liabilities		33,940
Derivative financial liabilities, Non-current		33,940
WPensar S.A.
Fair value measurements using significant unobservable inputs
Equity interest acquired (as a percent)	75.00%		25.00%
WPensar S.A.
Fair value measurements using significant unobservable inputs
Derivative financial assets		3,794
Derivative financial liabilities		2,314
Geekie
Fair value measurements using significant unobservable inputs
Derivative financial assets		32,152
Derivative financial liabilities		R$ 31,626